UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL            02/03/12
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  38
                                         ---------------
Form 13F Information Table Value Total:  155,276
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
                                    31-DEC-11


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM               23135106  7661       44259 SH       Sole                    35819             8440
AMERICAN TOWER CORP CL A       COM               29912201  3335       55566 SH       Sole                    42891            12675
APPLE INC                      COM               37833100  9567       23621 SH       Sole                    18755             4866
ARM HOLDINGS PLC               COM               42068106  3748      135465 SH       Sole                   107915            27550
B E AEROSPACE INC              COM               73302101  5396      139394 SH       Sole                   110744            28650
BAIDU INC                      COM               56752108  3521       30232 SH       Sole                    23347             6885
CATERPILLAR INC DEL COM        COM              149123101  3978       43906 SH       Sole                    35186             8720
COACH INC                      COM              189754104  6348      103990 SH       Sole                    86515            17475
CUMMINS INC COM                COM              231021106  3823       43432 SH       Sole                    35277             8155
F5 NETWORKS INC                COM              315616102  3944       37170 SH       Sole                    29795             7375
GOOGLE INC CLASS A             COM              38259p508   310         480 SH       Sole                       70              410
ILLUMINA INC                   COM              452327109  2704       88724 SH       Sole                    76749            11975
INTUITIVE SURGICAL NEW         COM              46120e602  6837       14766 SH       Sole                    11303             3463
JOHNSON CONTROLS INC           COM              478366107  6565      210000 SH       Sole                                    210000
MASTERCARD INC                 COM              57636q104  9175       24610 SH       Sole                    19794             4816
MERCADOLIBRE INC COM           COM              58733R102  3105       39042 SH       Sole                    30127             8915
MICROSOFT CORP                 COM              594918104   358       13800 SH       Sole                     3500            10300
NATIONAL-OILWELL INC           COM              637071101  6010       88389 SH       Sole                    69969            18420
NEW ORIENTAL ED & TECH
  SPON AD                      COM              647581107  2179       90591 SH       Sole                    77181            13410
OPENTABLE INC                  COM              68372A104  1246       31831 SH       Sole                    27181             4650
ORACLE CORPORATION             COM              68389X105  2275       88675 SH       Sole                    73115            15560
POLYPORE INTERNATIONAL         COM              73179V103  1499       34071 SH       Sole                    28456             5615
POTASH CORP SASK INC FOR EIGN  COM              73755l107  3008       72871 SH       Sole                    57976            14895
PRECISION CASTPARTS CORP       COM              740189105  6579       39924 SH       Sole                    32584             7340
PRICELINE.COM INC NEW          COM              741503403  5253       11231 SH       Sole                     9131             2100
PROCTER & GAMBLE CO COM        COM              742718109   267        4000 SH       Sole                                      4000
QUALCOMM INC                   COM              747525103  5994      109577 SH       Sole                    89122            20455
SALESFORCE COM INC             COM              79466L302  6303       62119 SH       Sole                    50609            11510
SCHLUMBERGER LTD               COM              806857108  6216       91001 SH       Sole                    72931            18070
STARBUCKS CORP                 COM              855244109  2935       63789 SH       Sole                    54489             9300
TRANSDIGM GROUP INC            COM              893641100  2580       26969 SH       Sole                    21809             5160
ULTA SALON COSMETICS           COM              90384S303  2736       42145 SH       Sole                    34435             7710
UNDER ARMOUR, INC.             COM              904311107  2532       35266 SH       Sole                    29059             6207
VERIFONE SYSTEMS INC           COM              92342Y109  1974       55566 SH       Sole                    46646             8920
VISA INC CL A                  COM              92826c839  5093       50159 SH       Sole                    37390            12769
VMWARE INC                     COM              928563402  4008       48183 SH       Sole                    39163             9020
WHOLE FOODS MARKET INC         COM              966837106  1885       27089 SH       Sole                    21819             5270
WYNN RESORTS                   COM              983134107  4329       39179 SH       Sole                    32029             7150